Contingencies (Details Textual) $ in Thousands, ₨ in Millions					3 Months Ended	12 Months Ended			60 Months Ended
	Feb. 28, 2022 INR (₨)	Feb. 15, 2022 USD ($)	Jan. 31, 2020 INR (₨)	Sep. 07, 2015 USD ($)	Jun. 30, 2016 INR (₨)	Mar. 31, 2022 INR (₨) ₨ / a	Mar. 31, 2022 USD ($) ₨ / a	Mar. 31, 2013 INR (₨)	Mar. 31, 2013 INR (₨)	Jun. 23, 2022 USD ($)	Jun. 01, 2022 USD ($)	Jun. 14, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Jan. 25, 2021 USD ($)	Oct. 08, 2020 USD ($)	Aug. 23, 2020 USD ($)	May 15, 2020 USD ($)	Jan. 18, 2018 INR (₨)	Jan. 18, 2018 USD ($)	Sep. 15, 2017 INR (₨)	Sep. 13, 2017 INR (₨)	Aug. 08, 2017 INR (₨)	Jul. 27, 2017 INR (₨)	Mar. 31, 2008 INR (₨)	Mar. 31, 2006 INR (₨)
Disclosure of contingent liabilities [line items]
Other provisions						₨ 4,315.0							₨ 3,493.0
Demand made by Indian Sales Tax Authorities to the company						463.0
Payments under protest	₨ 123.0
VAT Provision Recorded						₨ 51.0
Security Deposit For Expansion On Turnover						1.00%	1.00%
Provision For Cost Of Expansion						₨ 29.4
Payment Of Costs and Damages | $							$ 72,000
Deposit On Demand For Remediation Fee			₨ 60.0
Tax demand received from GST authorities						31.0
Provision For Tax Demand From GST Authorities						31.0
Notice Received From Commissioner Of Goods And Services Tax India Alleging That the Company Irregularly Availed Input tax Credit			₨ 307.0
Payments Receivable Pursuant to Litigation | $										$ 72,000
Non-adjusting events after reporting period [Member]
Disclosure of contingent liabilities [line items]
Arbitration amount recorded towards milestone payments | $												$ 46,250
Non-adjusting events after reporting period [Member] | Texas AG And Texas Health And Human Services Commission [Member]
Disclosure of contingent liabilities [line items]
Payable towards settlement | $											$ 12,900
Settlement and Transfer Agreement dated 2 February 2022 [Member]
Disclosure of contingent liabilities [line items]
Consideration Received For Transfer Of Xeglyze Product | $		$ 1,000
Cardiovascular [Member]
Disclosure of contingent liabilities [line items]
Other provisions						₨ 353.0
Issued Notice Demanding Payment By NPPA																							₨ 776.0
Deposit Made On Demand																					₨ 100.0
Bank Guarantee																				₨ 676.0
Amount Directed to be Deposited by Court																						₨ 100.0
Bank Guarantee Directed by Delhi High Court to be Furnished																				₨ 676.0
Fuel Surcharge Adjustments [Member]
Disclosure of contingent liabilities [line items]
Total amount approved by APERC for collection regarding FSA charges									₨ 482.0
Payments under protest								₨ 354.0	₨ 219.0
Fuel and energy expense					₨ 55.0
Norfloxacin, India litigation [Member]
Disclosure of contingent liabilities [line items]
Amount discharged against Penalty																									₨ 77.0
Percentage of amount discharged against penalty						50.00%	50.00%
Issued Notice Demanding Payment By NPPA																									₨ 285.0
Additional deposit amount against penalty																								₨ 30.0
Land pollution [Member]
Disclosure of contingent liabilities [line items]
Pollution compensation per acre fixed for dry land | ₨ / a						0.0013	0.0013
Pollution compensation per acre fixed for wet land | ₨ / a						0.0017	0.0017
Consumer Product Safety Commission [Member]
Disclosure of contingent liabilities [line items]
Settlement Compensation Paid																		₨ 319.0	$ 5,000
Securities Class Action Litigation [Member]
Disclosure of contingent liabilities [line items]
Settlement Compensation Paid | $																	$ 9,000
Namenda Litigation [Member]
Disclosure of contingent liabilities [line items]
Settlement Compensation held in Escrow | $																$ 400
Civil Litigation and Arbitration with Hatchtech Pty Limited [Member] | AAA-ICDR Arbitration [Member]
Disclosure of contingent liabilities [line items]
Provision for potential liability | $														$ 20,000
Civil Litigation and Arbitration with Hatchtech Pty Limited [Member] | Hatchtech Pty Limited [Member]
Disclosure of contingent liabilities [line items]
Amount awarded against the arbitration liability | $							$ 46,250
Civil Litigation and Arbitration with Hatchtech Pty Limited [Member] | Hatchtech Pty Limited [Member] | Impairment of Non-Current Assets [Member]
Disclosure of contingent liabilities [line items]
Amount recognised to impairment of noncurrent assets						₨ 3,291.0	45,000
Civil Litigation and Arbitration with Hatchtech Pty Limited [Member] | Hatchtech Pty Limited [Member] | Selling General And Administrative Expense [Member]
Disclosure of contingent liabilities [line items]
Amount recognised as expense						₨ 91.0	$ 1,250
Civil Litigation and Arbitration with Hatchtech Pty Limited [Member] | NDA Approved [Member] | Hatchtech Pty Limited [Member] | Asset Purchase Agreement [Member]
Disclosure of contingent liabilities [line items]
Milestone payment | $				$ 20,000
Arbitation demand for milestone payments | $															$ 20,000
Civil Litigation and Arbitration with Hatchtech Pty Limited [Member] | Ovicidal Label Approved [Member] | Hatchtech Pty Limited [Member] | Asset Purchase Agreement [Member]
Disclosure of contingent liabilities [line items]
Milestone payment | $				$ 25,000
Arbitation demand for milestone payments | $															$ 25,000